13. Intangible Assets	12 Months Ended
Dec. 31, 2017
Intangible Assets
Intangible Assets

Balances and changes in intangible assets are as follows:

	Weighted average useful life (years)	Balance on 12/31/2016	Additions	Amortization	Transfer	Write-offs and disposals	Effect of foreign currency exchange rate variation	Opening balance CBLSA	Balance on 12/31/2017

Cost:
Goodwill (i)	-	1,454,484	-	-	-	-	-	123,673	1,578,157
Software (ii)	5	641,691	207,703	-	2,447	(1,193)	2,431	-	853,079
Technology (iii)	5	32,617	-	-	-	-	-	-	32,617
Commercial property rights (iv)	10	43,258	13,837	-	(68)	(1,958)	-	-	55,069
Distribution rights (v)	6	3,651,316	580,011	-	-	-	-	42,052	4,273,379
Brands (vi)	-	112,936	-	-	-	-	607	-	113,543
Others (vii)	4	39,172	420	-	-	-	922	-	40,514
		5,975,474	801,971	-	2,379	(3,151)	3,960	165,725	6,946,358

Accumulated amortization:
Software		(396,702)	-	(59,579)	(5)	1,191	(1,704)	-	(456,799)
Technology		(32,469)	-	(72)	-	-	-	-	(32,541)
Commercial property rights		(19,568)	-	(3,689)	8	1,957	-	-	(21,292)
Distribution rights		(2,131,826)	-	(500,488)	(12,635)	-	-	(32,108)	(2,677,057)
Others		(23,310)	-	(7,883)	-	-	(3)	-	(31,196)
		(2,603,875)	-	(571,711)	(12,632)	3,148	(1,707)	(32,108)	(3,218,885)

		3,371,599	801,971	(571,711)	(10,253)	(3)	2,253	133,617	3,727,473

	Weighted average useful life (years)	Balance on 12/31/2015	Additions	Amortization	Transfer	Write-offs and disposals	Effect of foreign currency exchange rate variation	Balance on 12/31/2016

Cost:
Goodwill (i)	-	1,456,179	-	-	-	(1,695)	-	1,454,484
Software (ii)	5	539,522	99,734		7,601	(7)	(5,159)	641,691
Technology (iii)	5	32,617	-	-	-	-	-	32,617
Commercial property rights (iv)	10	36,588	7,303	-		(633)	-	43,258
Distribution rights (v)	5	3,278,487	543,527	-	(170,698)	-	-	3,651,316
Brands (vi)	-	120,944	-	-	-	-	(8,008)	112,936
Others (vii)	4	46,951	607	-	(5,960)	(980)	(1,446)	39,172
		5,511,288	651,171	-	(169,057)	(3,315)	(14,613)	5,975,474

Accumulated amortization:
Software		(350,760)	-	(49,380)	(2)	7	3,433	(396,702)
Technology		(31,256)	-	(1,213)	-	-	-	(32,469)
Commercial property rights		(16,979)	-	(3,148)	-	559	-	(19,568)
Distribution rights		(1,802,989)	-	(493,348)	164,511	-	-	(2,131,826)
Others		(15,369)	-	(7,835)	(83)	-	(23)	(23,310)
		(2,217,353)	-	(554,924)	164,426	566	3,410	(2,603,875)

		3,293,935	651,171	(554,924)	(4,631)	(2,749)	(11,203)	3,371,599

	Weighted average useful life (years)	Balance on 12/31/2014	Additions	Amortization	Transfer	Write-offs and disposals	Effect of foreign currency exchange rate variation	Balance on 12/31/2015

Cost:
Goodwill (i)	-	1,456,179	-	-	-	-	-	1,456,179
Software (ii)	5	451,936	82,612	-	453	(59)	4,580	539,522
Technology (iii)	5	32,617	-	-	-	-	-	32,617
Commercial property rights (iv)	10	31,881	4,994	-	-	(287)	-	36,588
Distribution rights (v)	5	2,762,985	515,502	-	-	-	-	3,278,487
Brands (vi)	-	105,458	-	-	2	-	15,484	120,944
Others (vii)	4	38,606	6,492	-	(79)	-	1,932	46,951
		4,879,662	609,600	-	376	(346)	21,996	5,511,288

Accumulated amortization:
Software		(303,780)	-	(44,346)	-	59	(2,693)	(350,760)
Technology		(29,471)	-	(1,785)	-	-	-	(31,256)
Commercial property rights		(14,545)	-	(2,643)	-	209	-	(16,979)
Distribution rights		(1,366,128)	-	(433,869)	(2,992)	-	-	(1,802,989)
Others		(7,625)	-	(7,821)	96	-	(19)	(15,369)
		(1,721,549)	-	(490,464)	(2,896)	268	(2,712)	(2,217,353)

Net amount		3,158,113	609,600	(490,464)	(2,520)	(78)	19,284	3,293,935

i) The balance of the goodwill is tested annually for impairment and presents the following balances:

	Segment	2017	2016
Goodwill on the acquisition of:
Extrafarma	Extrafarma	661,553	661,553
Ipiranga	Ipiranga	276,724	276,724
União Terminais	Ultracargo	211,089	211,089
CBLSA	Ipiranga	123,673	-
Texaco	Ipiranga	177,759	177,759
Oxiteno Uruguay	Oxiteno	44,856	44,856
Temmar	Ultracargo	43,781	43,781
DNP	Ipiranga	24,736	24,736
Repsol	Ultragaz	13,403	13,403
Others	Oxiteno	583	583
		1,578,157	1,454,484

On December 31, 2017, the Company tested the balances of goodwill shown in the table above for impairment. The determination of value in use involves assumptions, judgments, and estimates of cash flows, such as growth rates of revenues, costs and expenses, estimates of investments and working capital, and discount rates. The assumptions about growth projections and future cash flows are based on the Company’s business plan of its operating segments, as well as comparable market data, and represent management’s best estimate of the economic conditions that will exist over the economic life of the various CGUs, to which goodwill is related. The main key-assumptions used by the Company to calculate the value in use are described below:

Period of evaluation: the evaluation of the value in use is calculated for a period of five years (except the Extrafarma segment), after which we calculate the perpetuity, considering the possibility of carrying the business on indefinitely. For the Extrafarma segment, a period of 10 years was used due to its expansion plan and considering a four-years period to maturity of new stores.

Discount and real growth rates: on December 31, 2017, the discount and real growth rates used to extrapolate the projections ranged from 9.6% to 12.7% and from 0% to 1% p.a., respectively, depending on the CGU analyzed. For the subsidiary Oxiteno Andina, due to the macroeconomic scenario in Venezuela, the discount rate used was 803.8%.

Revenue from sales and services, costs and expenses, and gross margin: for 2018, the budget prepared by management and approved by the Board of Directors was considered. In subsequent periods, the Company considers the forecast of the general inflation or price index predicted in the contracts.

Opening of new commercial points (investments): for 2018, the budget prepared by the management and approved by the Board of Directors was considered. In subsequent periods, the Company considers the expansion plans of each business unit, which also considers the commercial establishments closed in the previously years.

The goodwill impairment tests and net assets of the Company and its subsidiaries did not result in the recognition of impairment for the year ended December 31, 2017. The Company assessed a sensitivity analysis of discount and growth rate of perpetuity, due to their significant impact on cash flows and value in use. An increase of 0.5 percentage points in the discount rate or a decrease of 0.5 percentage points in the growth rate of the perpetuity of the cash flow of each business segment would not result in the recognition of impairment.

ii) Software includes user licenses and costs for the implementation of the various systems used by the Company and its subsidiaries, such as: integrated management and control, financial management, foreign trade, industrial automation, operational and storage management, accounting information, and other systems.

iii) The subsidiaries Oxiteno S.A., Oxiteno Nordeste and Oleoquímica Indústria e Comércio de Produtos Químicos Ltda. (“Oleoquímica”) recognize as technology certain rights of use held by them. Such licenses include the production of ethylene oxide, ethylene glycols, ethanolamines, glycol ethers, ethoxylates, solvents, fatty acids from vegetable oils, fatty alcohols, and specialty chemicals, which are products that are supplied to various industries.

iv) Commercial property rights include those described below:

•	Subsidiary Terminal Químico de Aratu S.A. – Tequimar (“Tequimar”) has an agreement with CODEBA – Companhia das Docas do Estado da Bahia, which allows it to explore the area in which the Aratu Terminal is located for 20 years, renewable for a similar period. The price paid by Tequimar was R$ 12,000, which is being amortized from August 2002 to July 2042.
•	Subsidiary Tequimar has a lease contract for an area adjacent to the Port of Santos for 20 years from December 2002, renewable for a similar period, which allows the construction, operation, and use of a terminal for liquid bulk unloading, tank storage, handling, and distribution. The price paid by Tequimar was R$ 4,334, which is being amortized from August 2005 to December 2022.
•	Subsidiary Extrafarma pays key money to obtain certain commercial establishments to open drugstores which is stated at the cost of acquisition, amortized using the straight-line method, considering the lease contract terms. In the case of the closedown of stores, the residual amount is written off.

v) Distribution rights refer mainly to exclusive rights disbursements as provided in Ipiranga’s agreements with resellers and large customers. Exclusive rights disbursements are recognized when paid and recognized as selling expenses in the income statement according to the conditions established in the agreement which is reviewed as per the changes occurred in the agreements.

vi) Brands are represented by the acquisition cost of the ‘am/pm’ brand in Brazil and of the Extrafarma brand.

vii) Other intangibles refer mainly to the loyalty program “Clube Extrafarma”.

The amortization expenses were recognized in the financial statements as shown below:

	2017	2016	2015
Inventories and cost of products and services sold	29,344	14,593	11,522
Selling and marketing	484,609	492,973	436,253
General and administrative	57,758	47,358	42,689
	571,711	554,924	490,464